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March 26, 2007

FIRM/AFFILIATE OFFICES BOSTON CHICAGO HOUSTON LOS ANGELES PALO ALTO SAN FRANCISCO WASHINGTON, D.C. WILMINGTON BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS SINGAPORE SYDNEY TOKYO TORONTO VIENNA

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004
Attention: John Ganley

  Re:
  BlackRock Global Equity Income Trust—
  Pre-Effective Amendment No. 2 to Registration Statement on Form N-2

Ladies and Gentlemen:

        Electronically transmitted herewith for filing on behalf of BlackRock Global Equity Income Trust (formerly BlackRock Global Enhanced Equity Income Trust) (the "Trust") is Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

        In connection with the effectiveness of the Registration Statement, the Registrant acknowledges that the disclosure included in the Registration Statement is the responsibility of the Registrant. The Registrant further acknowledges that the action of the Securities and Exchange Commission (the "Commission") or its staff acting pursuant to delegated authority in reviewing the Registration Statement does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the Registration Statement; and that the Registrant will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        If you have any questions or comments or require any additional information in connection with the Trust or the Registration Statement please telephone me at (212) 735-3406.

Very truly yours, /s/ Michael Hoffman Michael Hoffman

Enclosures